Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Summary of major class of indefinite-lived intangible asset

	September 30,
	2011	2010
	(In thousands)
Pawn licenses	$8,836	$8,836
Trade name	4,870	4,870
Goodwill	173,206	117,305

Total	$186,912	$131,011

Changes in the carrying value of goodwill, by segment

	U.S. Pawn	Empeño	EZMONEY
	Operations	Fácil	Operations	Consolidated
		(In thousands)
Balance at September 30, 2009	$94,192	$6,527	$—	$100,719
Acquisitions	15,871	—	—	15,871
Post-closing purchase price allocation adjustments for prior year acquisitions	192	—	—	192
Effect of foreign currency translation changes	—	523	—	523

Balance at September 30, 2010	110,255	7,050	—	117,305

Acquisitions	53,642	3,148	—	56,790
Effect of foreign currency translation changes	—	(889)	—	(889)

Balance at September 30, 2011	$163,897	$9,309	$—	$173,206

Gross carrying amount and accumulated amortization for each major class of definite-lived intangible asset

	September 30,
	2011			2010
	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Amount	Amortization	Value	Amount	Amortization	Value
	(In thousands)
Real estate finders’ fees	$1,157	$(479)	$678	$948	$(401)	$547
Non-compete agreements	3,722	(2,459)	1,263	3,081	(1,834)	1,247
Favorable lease	755	(322)	433	644	(219)	425
Franchise Rights	1,547	(32)	1,515	—	—	—
Deferred financing costs	2,411	(262)	2,149	1,469	(982)	487
Other	58	(12)	46	48	(6)	42

Total	$9,650	$(3,566)	$6,084	$6,190	$(3,442)	$2,748

Classification of amortization recognized as expense

	Fiscal Years Ended September 30,
	2011	2010	2009
		(In thousands)
Amortization expense	$855	$631	$485
Operations expense	111	129	95
Interest expense	615	403	296

Total expense from the amortization of definite-lived intangible assets	$1,581	$1,163	$876

Estimate of the amount and classification of amortization expense for definite-lived intangible assets

Fiscal Years Ended September 30,	Amortization Expense	Operations Expense	Interest Expense
		(In thousands)
2012	$784	$92	$599
2013	346	76	599
2014	271	62	599
2015	234	51	352
2016	193	48	—